Income Tax - Profit Before Tax Differs from the Theoretical Amount that Would Arise using the Weighted Average Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Taxes provided for repatriated undistributed earnings percentage	10.00%	10.00%	10.00%